ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2025
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of significant subsidiaries and its consolidated VIEs

The Company’s significant subsidiaries and its consolidated VIEs as of December 31, 2025 are as follows:

	Date of	Place of
	Incorporation	Incorporation
Subsidiaries
HK Qirui International Technology Limited (“HK Qirui”)	June 14, 2018	Hong Kong
Shanghai Qiyue Information & Technology Co., Ltd. (“Qiyue”)	August 7, 2018	PRC
Shanghai Qidi Information Technology Co., Ltd. (“Qidi”)	June 27, 2019	PRC
Beihai Qi’ang Information & Technology Co., Ltd. (“Qi’ang”)	December 27, 2022	PRC
VIEs and VIEs’ Subsidiaries
Shanghai Qiyu Information & Technology Co., Ltd. (“Qiyu”)	July 25, 2016	PRC
Fuzhou Qifu Online Microcredit Co., Ltd. (“Fuzhou Microcredit”)	March 30, 2017	PRC
Fuzhou Qifu Financing Guarantee Co., Ltd. (“Fuzhou Guarantee”)	June 29, 2018	PRC
Beihai Yunhua Information & Technology Co., Ltd. (“Beihai Yunhua”)	June 16, 2022	PRC

Schedule of financial information of VIEs

	December 31,	December 31,
	2024	2025
	RMB	RMB
ASSETS
Cash and cash equivalents	4,005,463	2,995,112
Restricted cash	1,581,586	1,373,146
Short term investments	222	396,400
Security deposit prepaid to third-party guarantee companies	162,617	325,698
Funds receivable from third party payment service providers	462,112	848,163
Accounts receivable and contract assets, net	981,541	788,140
Financial assets receivable, net	1,553,912	1,510,205
Amounts due from related parties	3,773	—
Loans receivable, net	19,757,480	22,281,492
Prepaid expenses and other assets	1,286,259	417,058
Accounts receivable and contract assets, net-noncurrent	21,538	20,876
Financial assets receivable, net-non current	170,779	209,459
Amounts due from related parties, non-current	14	—
Loans receivable, net-noncurrent	1,906,174	2,247,803
Property and equipment, net	348,706	628,112
Land use rights, net	956,738	966,582
Intangible assets	2,616	1,541
Deferred tax assets	1,124,612	1,264,975
Other non-current assets	23,256	26,994
Total Assets	34,349,398	36,301,756

LIABILITIES
Accrued expenses and other current liabilities	2,150,644	2,605,314
Amounts due to related parties	67,495	—
Short term loans	1,359,601	1,152,891
Guarantee liabilities-stand ready	2,383,202	2,314,865
Guarantee liabilities-contingent	1,820,350	1,872,149
Income tax payable	618,932	655,112
Other tax payable	17,965	1,572
Deferred tax liabilities	64,395	66,718
Other long-term liabilities	253,136	475,218
Total liabilities	8,735,720	9,143,839

	Year ended	Year ended	Year ended
	December 31, 2023	December 31, 2024	December 31, 2025
	RMB	RMB	RMB
Net revenue	12,902,396	13,826,053	15,340,360
Net income	3,178,907	6,156,470	4,906,407

	Year ended	Year ended	Year ended
	December 31, 2023	December 31, 2024	December 31, 2025
	RMB	RMB	RMB
Net cash provided by operating activities	4,406,482	8,355,774	7,739,638
Net cash used in investing activities	(11,176,472)	(5,837,683)	(5,420,076)
Net cash provided by financing activities	721,352	717,857	21,898